LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 5,359	$ 5,434	$ 5,089
Short-term lease costs	309	652	1,115
Amortization of ROU assets	28	27	28
Interests	4	5	13
Total lease costs	5,700	6,118	6,245
Operating cash flows from operating leases	5,707	4,932	5,132
Operating cash flows from financing leases	44	43	44
Financing cash flows from financing leases	4	5	13
ROU assets obtained in exchange for new operating lease liabilities	$ 862	$ 5,498	$ 4,655
Weighted-average remaining operating lease term (in years)	1 year 4 months 20 days	2 years 3 months 18 days	3 years 1 month 17 days
Weighted-average remaining financing lease term (in years)	8 months 19 days	1 year 8 months 19 days	2 years 8 months 19 days
Weighted-average discount rate, operating leases	3.95%	3.90%	4.79%
Weighted-average discount rate, financing leases	5.70%	5.70%	5.70%
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term of leases	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term of leases	4 years